Capital and reserves - Fair value measurement (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) shares Years $ / shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued upon exercise | shares		1,425,604	965,791	513,115
November 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $		$ 14.41
Share price on grant date		$ 26.1
Exercise price		$ 22.71
Expected volatility		54.00%
Expected life | Years		5
Expected dividends	[1]	0.00%
Risk-free interest rate		4.50%
March 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $		$ 4.94
Share price on grant date		$ 10.99
Exercise price		$ 12.48
Expected volatility		50.50%
Expected life | Years		5
Expected dividends	[1]	0.00%
Risk-free interest rate		4.10%
August 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options | $		$ 7.06
Share price on grant date		$ 14.26
Exercise price		$ 13.84
Expected volatility		50.10%
Expected life | Years		5
Expected dividends	[1]	0.00%
Risk-free interest rate		4.30%

[1]	Options’ exercise price is adjusted in respect of dividend distributions.